STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance — December 6, 2021 (Inception) at Dec. 05, 2021
Beginning balance, shares at Dec. 05, 2021
Class A ordinary shares subject to redemption, shares
Class B ordinary shares issued to Sponsor		$ 288	24,712		25,000
Class B ordinary shares issued to Sponsor, shares		2,875,000
Net loss				(28,918)	(28,918)
Balance – November 30, 2022 at Feb. 28, 2022		$ 288	24,712	(28,918)	(3,918)
Ending balance, shares at Feb. 28, 2022		2,875,000
Balance — December 6, 2021 (Inception) at Dec. 05, 2021
Beginning balance, shares at Dec. 05, 2021
Sale of Private Placement Warrants			5,000,000		5,000,000
Issuance of Representative Shares	$ 12		(12)
Issuance of Representative Shares, shares	115,000
Class A ordinary shares subject to redemption	$ (1,150)		(117,298,850)		(117,300,000)
Class A ordinary shares subject to redemption, shares
Remeasurement of Class A ordinary shares to redemption value				(1,485,342)	(1,485,342)
Net loss				817,089	817,089
Balance – November 30, 2022 at Nov. 30, 2022	$ 12	$ 288		(3,668,338)	(3,668,038)
Ending balance, shares at Nov. 30, 2022	115,000	2,875,000
Balance — December 6, 2021 (Inception) at Feb. 28, 2022		$ 288	24,712	(28,918)	(3,918)
Beginning balance, shares at Feb. 28, 2022		2,875,000
Sale of Public Shares in Initial Public Offering	$ 1,150		109,274,065		109,275,215
Sale of Public Shares in Initial Public Offering, shares	11,500,000
Sale of Private Placement Warrants			5,000,000		5,000,000
Issuance of Representative Shares	$ 12		(12)
Issuance of Representative Shares, shares	115,000
Class A ordinary shares subject to redemption	$ (1,150)		(117,298,850)		(117,300,000)
Class A ordinary shares subject to redemption, shares
Remeasurement of Class A ordinary shares to redemption value			3,000,085	(3,105,868)	(105,783)
Net loss				(101,401)	(101,401)
Balance – November 30, 2022 at May. 31, 2022	$ 12	$ 288		(3,236,187)	(3,235,887)
Ending balance, shares at May. 31, 2022	115,000	2,875,000
Balance — December 6, 2021 (Inception) at Nov. 30, 2022	$ 12	$ 288		(3,668,338)	(3,668,038)
Beginning balance, shares at Nov. 30, 2022	115,000	2,875,000
Class A ordinary shares subject to redemption, shares
Remeasurement of Class A ordinary shares subject to redemption				(1,245,737)	(1,245,737)
Net loss				983,179	983,179
Balance – November 30, 2022 at Feb. 28, 2023	$ 12	288		(3,930,896)	(3,930,596)
Ending balance, shares at Feb. 28, 2023	115,000
Class A ordinary shares subject to redemption, shares
Remeasurement of Class A ordinary shares subject to redemption				(1,426,797)	(1,426,797)
Net loss				822,490	822,490
Balance – November 30, 2022 at May. 31, 2023	$ 12	$ 288		$ (4,535,203)	$ (4,534,903)
Ending balance, shares at May. 31, 2023	115,000	2,875,000